Other long-term liabilities - Asset Retirement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Opening balance	$ 53,879	$ 43,291
Obligation assumed from business acquisition and constructed projects	20,420	3,226
Retirement activities	(1,724)	(443)
Accretion	2,674	2,148
Change in cash flow estimates	4,719	5,657
Closing balance	$ 79,968	$ 53,879